Private Placement	12 Months Ended
Dec. 31, 2022
Private Placement
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Company completed a private placement of an aggregate of 9,400,000 warrants at a price of $1.00 per Private Placement Warrant, generating total gross proceeds of $9,400,000. A portion of the proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the IPO held in the Trust Account. Amounts by which fair value of Private Placement Warrants exceeds cash proceeds have been recognized as expense.